CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	330,543	363,542	484,151	483,473
Change in fair value of warrant derivative liability	(2,770,912)	(1,499,682)	1,444,075	1,297,998
Change in fair value of preferred share derivative liability	867,741	7,665,268	11,227,957	10,416,376
Discount in Series E issuance attributable to embedded beneficial conversion feature	437,500	0	250,000	292,213
Preferred share derivative interest satisfied by the issuance of common stock	155,184	549,854	636,179	1,283,240
Legal and consulting expenses satisfied by the issuance of common stock			0	13,737
Salaries and Directors Fees satisfied by the issuance of common stock			213,230	136,953
Non-cash compensation satisfied by the issuance of common stock and options	36,379	18,340	24,453	42,016
Non-cash rent expense	7,215	8,686	11,090	48,064
Impairment of Intangible Assets			0	440,000
Non-cash lease accretion	1,008	949	1,276	20,682
Changes in Assets and Liabilities
Accounts receivable	(129,539)	88,356	174,820	(166,706)
Inventories	(679,549)	184,963	311,480	754,931
Prepaid and other current assets	62,425	88,135	5,767	(1,962)
Security deposit			13,464	(13,725)
Accounts payable, accrued expenses and other current liabilities	327,640	41,355	(133,749)	87,686
Deferred revenues and Customer deposits	40,130	(49,399)
Derivative interest payable	(43,466)	(196,354)
NET CASH USED IN OPERATING ACTIVITIES	(1,466,724)	(789,098)	(394,082)	1,552,815
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(110,787)	(78,427)	(201,777)	(178,169)
Cost of leasehold improvements	(32,801)	(390,845)	(421,556)	(343,631)
Proceeds from sale of retired equipment			0	30,000
Costs incurred for intellectual property assets	(40,001)	(32,406)	(45,292)	(866,150)
Deposits to restricted cash, net	(62,466)	(41,826)	10,835	3,416
NET CASH USED IN INVESTING ACTIVITIES	(246,055)	(543,504)	(657,790)	(1,354,533)
CASH FLOWS FROM FINANCING ACTIVITIES
Costs associated with raising capital			(342,169)	0
Proceeds from issuance of Series E Convertible Preferred Stock	437,500	125,000	250,000	1,062,500
Proceeds from Executions of Cash Warrants	187,500
Proceeds from draws against Treppel Credit Line	500,000	0
Other loan payments	(5,117)	(9,565)	(13,411)	(13,106)
Costs associated with raising capital	(9,856)	(40,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,110,027	75,435	(105,580)	1,049,394
NET CHANGE IN CASH AND CASH EQUIVALENTS	(602,752)	(1,257,167)	(1,157,451)	1,247,676
CASH AND CASH EQUIVALENTS - beginning of period	668,407	1,825,858	1,825,858	578,187
CASH AND CASH EQUIVALENTS - end of period	65,655	568,691	668,407	1,825,858
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	115,623	172,439	228,317	226,150
Cash paid for taxes	4,023	2,500	2,849	7,822
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for purchase of intangible assets			0	75,000
Loan to purchase equipment			$ 13,200	$ 0